Income Taxes (Details 1)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
U. S. statutory income tax rate	34.00%	34.00%
Non-deductible expenses:
Earn out shares award expense	0.00%	(16.60%)
Waiver Of Intercompany Loan	14.70%	0.00%
Others	(2.90%)	(3.30%)
Non-deductible interest expenses	(0.40%)	(0.30%)
Non-taxable change in fair value warrant liabilities	(0.40%)	0.40%
Increase in valuation allowance	(21.60%)	(8.20%)
Tax rate differential	(23.40%)	(3.30%)
Others	0.00%	(1.50%)
Effective income tax rate	0.00%	1.20%